Off-Balance Sheet Commitments	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Off-Balance Sheet Commitments
2.5.4
Off-Balance
Sheet Commitments
As of June 30, 2021, the Group has no
off-balance
sheet commitments to be reported other than those described in the disclosure note 5.34 from its 2020 year-end
consolidated financial statements.